UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02338

Allmerica Securities Trust

(Name of Registrant)

440 Lincoln Street

Worcester, Massachusetts 01653

(Address of Principal Executive Offices)

Sheila B. St. Hilaire, Trust Secretary

Allmerica Financial

440 Lincoln Street

Worcester, MA 01653

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: (508) 855-1000

Date of Fiscal Year End: December 31

Date of Reporting Period: June 30, 2005

Item 1.	Reports to Stockholders

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Allmerica Securities Trust

Semi-Annual Report

June 30, 2005

# Allmerica Financial

June 30, 2005

Semi-Annual Report

• Allmerica Securities Trust

AST

2005

ALLMERICA FINANCIAL®

Trust Information

Board of Trustees

John P. Kavanaugh, Chairman

P. Kevin Condron*

Jocelyn S. Davis*

Cynthia A. Hargadon*

Gordon Holmes*

Edward J. Parry III

Ranne P. Warner*

Officers

John P. Kavanaugh, President

Richard J. Litchfield, Vice President

Ann K. Tripp, Vice President

Donald P. Wayman, Vice President

Paul T. Kane, Treasurer

George M. Boyd, Secretary

Investment Manager

Opus Investment Management, Inc.

440 Lincoln Street, Worcester, MA 01653

Registrar and Transfer, Dividend Disbursing and Reinvestment Agent

The Bank of New York

P.O. Box 11258

Church Street Station, New York, NY 10286

Administrator and Custodian

Investors Bank & Trust Company

200 Clarendon Street, Boston, MA 02116

*Independent Trustees

Independent Accountants

PricewaterhouseCoopers LLP

125 High Street, Boston, MA 02110

Legal Counsel

Ropes & Gray LLP

One International Place, Boston, MA 02110

Shareholder Inquiries May Be Directed To:

The Bank of New York Shareholder Relations Dept.

P.O. Box 11258

Church Street Station, New York, NY 10286

1-800-432-8224

2

A Letter from the Chairman

Dear Client:

Global economies generally struggled to advance during the first half of 2005. During the period, the Paris-based Organization for Economic Cooperation and Development (OECD) lowered its forecast for 2005 global economic growth to 2.6% from 2.9%. Unemployment remained high in much of the European Union, especially in France and Germany. The OECD reduced its 2005 growth forecast for Europe to 1.2% from an already low 1.9%. Still, the major European stock markets appeared to ignore the economic news as France’s CAC 40 index gained more than 10.0%, Germany’s Xetra DAX index rose almost 8.0% and Britain’s FTSE 100 index was higher by over 6.0%. Japan’s economy also strained to expand, as slowing exports and high oil prices took their toll. The Nikkei Stock Average managed a gain of about 1.0% for the first half of the year, while the OECD reduced Japan’s forecast for full year economic growth to 1.5% from 1.9%. China’s economy continued to expand during the first half of 2005, solidifying its position as an emerging engine of global economic growth. For the period, the MSCI EAFE Index was down 0.85%.

The United States economy continued to perform well during the first half of 2005. GDP grew at an annualized rate of 3.8% in the first quarter and the OECD forecast for full year economic growth was raised to 3.6% from 3.3%. Job creation was sporadic, but high enough to sustain moderate economic growth. Oil prices surged and labor costs edged higher, but many economists continued to view longer-term inflationary pressures as well contained. Consumer confidence reached a three year high, as income and spending continued to improve. The Federal Reserve Board increased interest rates nine times over the last twelve months, moving the target federal funds rate from 1.00% to 3.25%, as of the end of June. Long-term interest rates have stubbornly refused to follow short-term rates higher, however, implying uncertainty about the direction of the economy. Low mortgage rates continued to drive the housing market in most parts of the country. Still, low financing rates were not enough to spur domestic auto sales, as U.S. automakers continued to lose ground to foreign manufacturers. U.S. stock markets were lower during the period, as the S&P 500® Index moved down almost 1.0% and the Nasdaq Composite Index lost over 5.0%. The bond market proved more resilient, as the Lehman Brothers Aggregate Bond Index gained about 2.5%.

For the first half of 2005, the Allmerica Securities Trust portfolio returned 2.39%, based on net asset value, and generated income supporting aggregate dividends of 27 cents per share.

On behalf of the Board of Trustees,

John P. Kavanaugh

Chairman of the Board

Allmerica Securities Trust

3

Allmerica Securities Trust

The Allmerica Securities Trust returned 2.39% for the first half of 2005, underperforming its benchmark, the Lehman Brothers U.S. Credit Index, which returned 2.49%.

The first and second quarters of 2005 produced very different results. The first quarter was disappointing, primarily due to rapidly escalating commodity prices, punctuated by oil. Fixed income indices posted solid results in the second quarter, bringing year-to-date returns back into positive territory. Most spread sectors, with the exception of the corporate sector, performed well. Agencies, CMBS, and ABS provided excess returns, as spreads improved on lower implied volatility and investors stretched for yield within higher quality sectors. The exception was the credit sector, which turned in a negative excess return for the first half. The trust’s exposure to both Ford and General Motors Acceptance Corporation detracted from performance during the period. The Investment Manager added exposure to DaimlerChrysler, as it has managed well and provides additional spread over similarly rated credits. Over the long run, the incremental yield from corporate bonds may add to performance, given the backdrop of favorable earnings, cash flows, and financial discipline. Strong investment grade security selection contributed positively to performance during the period. The portion of the portfolio that was invested in the high yield sector added to income for the first half, but was the largest cause of trust underperformance from a total rate of return perspective.

Looking ahead, the Investment Manager does not see any indication that the Federal Reserve Board will take a breather in its “measured march” toward a neutral monetary policy. As a result, the Investment Manager plans to maintain a neutral duration policy and an overweight to corporate spread product.

The comments above are based on information provided by the Investment Manager for the period indicated.

Investment Manager	About the Trust
Opus Investment Management, Inc.	Seeks to generate a high rate of current income for distribution to shareholders.

Average Annual Total Returns

	1 Year	5 Year	10 Year
Allmerica Securities Trust	7.94%	5.97%	6.65%

Lehman Brothers U.S. Credit Index	8.15%	8.59%	7.28%
Lipper Corporate Debt Funds BBB-Rated Average	7.63%	7.54%	6.72%

Historical Performance

	Total Return on Net Asset Value	Total Return on Market Value
2000	7.58%	23.76%

2001	4.96%	6.00%
2002	5.91%	2.11%

2003	6.70%	9.38%
2004	5.36%	5.93%

2005 (As of June 30)	2.39%	(1.40)%

The Lehman Brothers U.S. Credit Index is an unmanaged index of publicly issued, fixed-rate, non-convertible investment grade corporate debt. The Lipper Corporate Debt Funds BBB-Rated Average is a non-weighted average of funds within the corporate debt funds BBB-rated investment objective.

4

ALLMERICA SECURITIES TRUST

EXPENSE EXAMPLE 06/30/05 (Unaudited)

As a shareholder of Allmerica Securities Trust (“Trust”), you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing expenses (in dollars and cents) of investing in the Trust and to compare these expenses with the ongoing expenses of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line in the table is useful in comparing ongoing expenses only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 01/01/05	Ending Account Value 06/30/05	Annualized Expense Ratio	Expenses Paid During Period* (January 1 to June 30 2005)
Allmerica Securities Trust
Actual	$1,000.00	$1,023.90	0.73%	$3.66
Hypothetical (5% return before expenses)	1,000.00	1,021.17	0.73%	3.66

*	Expenses are calculated using the Trust’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

F-1

ALLMERICA SECURITIES TRUST

PORTFOLIO OF INVESTMENTS • June 30, 2005 (Unaudited)

Par Value		Moody’s Ratings	Value (Note 2)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (h) - 0.2%

	Freddie Mac - 0.2%
$60,552	5.00%, 05/15/21	NR	$60,851
119,365	6.00%, 10/15/07	NR	121,162

			182,013

	Total U.S. Government Agency Mortgage-Backed Obligations		182,013

	(Cost $187,928)

U.S. GOVERNMENT OBLIGATIONS - 2.0%

	U.S. Treasury Bond - 2.0%
395,000	5.38%, 02/15/31	NR	466,100
270,000	6.25%, 08/15/23	NR	336,477
705,000	8.00%, 11/15/21	NR	1,015,833

			1,818,410

	Total U.S. Government Obligations		1,818,410

	(Cost $1,745,132)

CORPORATE NOTES AND BONDS - 78.7%

	Auto Manufacturers - 1.8%
500,000	DaimlerChrysler North America Holding Corp.
	7.30%, 01/15/12	A3	558,717
500,000	DaimlerChrysler North America Holding Corp.
	8.50%, 01/18/31	A3	633,451
500,000	General Motors Acceptance Corp.
	7.00%, 02/01/12	Baa2	460,909

			1,653,077

	Banks - 9.8%
880,000	Bank of America Corp.
	4.88%, 09/15/12	Aa2	905,076
500,000	Bank of America Corp.
	5.25%, 12/01/15	Aa3	524,371
450,000	Bank of New York Co., Inc.
	3.75%, 02/15/08	Aa3	445,832
1,000,000	Bank of New York Co., Inc.
	6.38%, 04/01/12	A1	1,110,403
655,000	Fifth Third Bank
	4.50%, 06/01/18	Aa3	627,473
500,000	Firstar Bank
	7.13%, 12/01/09	Aa2	558,730
450,000	HSBC Bank USA, Inc.
	4.63%, 04/01/14	Aa3	449,234
450,000	Marshall & Ilsley Corp.
	4.38%, 08/01/09	A1	453,532
420,000	National City Bank of Indiana
	4.88%, 07/20/07	Aa3	427,559
350,000	PNC Funding Corp.
	6.13%, 02/15/09	A3	371,706
125,000	Suntrust Banks, Inc.
	7.75%, 05/01/10	A1	143,492
500,000	U.S. Bancorp, MTN
	5.10%, 07/15/07	Aa2	509,858
$455,000	U.S. Bank National Association Cincinnati
	6.50%, 02/01/08	Aa2	$479,973
475,000	Wachovia Bank N.A.
	4.85%, 07/30/07	Aa2	483,769
450,000	Wachovia Corp.
	4.95%, 11/01/06	Aa3	454,816
450,000	Wells Fargo & Co.
	5.13%, 09/01/12	Aa2	464,341
440,000	Zions Bancorporation
	5.65%, 05/15/14	Baa1	465,930

			8,876,095

	Beverages - 1.1%
450,000	Anheuser-Busch Cos., Inc.
	4.63%, 02/01/15	A1	453,972
500,000	Bottling Group LLC
	4.63%, 11/15/12	Aa3	507,516

			961,488

	Chemicals - 0.8%
200,000	Du Pont (E.I.) De Nemours and Co.
	8.25%, 09/15/06	Aa3	209,087
500,000	Praxair, Inc.
	6.63%, 10/15/07	A3	526,329

			735,416

	Cosmetics & Personal Care - 2.2%
500,000	Kimberly-Clark Corp.
	7.10%, 08/01/07	Aa2	530,183
300,000	Procter & Gamble Co.
	4.75%, 06/15/07	Aa3	304,470
1,000,000	Procter & Gamble Co.
	8.50%, 08/10/09	Aa3	1,167,517

			2,002,170

	Diversified Financial Services - 14.2%
500,000	American Express Co.
	3.75%, 11/20/07	A1	496,015
580,000	Bear Stearns Cos., Inc.
	4.00%, 01/31/08	A1	577,439
725,000	Capital One Bank
	4.88%, 05/15/08	Baa2	735,818
900,000	CIT Group, Inc., MTN
	5.13%, 09/30/14	A2	914,642
500,000	Citifinancial
	6.75%, 07/01/07	Aa1	524,635
460,000	Ford Motor Credit Co.
	6.50%, 01/25/07	Baa2	463,302
400,000	Ford Motor Credit Co.
	6.88%, 02/01/06	Baa2	403,998
825,000	Ford Motor Credit Co.
	7.25%, 10/25/11	Baa2	793,871
500,000	General Electric Capital Corp.
	8.75%, 05/21/07	Aaa	541,583
500,000	General Electric Capital Corp., MTN
	4.25%, 01/15/08	Aaa	501,932
350,000	Goldman Sachs Group, Inc.
	3.88%, 01/15/09	Aa3	345,312
450,000	Goldman Sachs Group, Inc.
	5.70%, 09/01/12	Aa3	478,809

See Notes to Financial Statements.

F-2

ALLMERICA SECURITIES TRUST

PORTFOLIO OF INVESTMENTS, Continued • June 30, 2005 (Unaudited)

Par Value		Moody’s Ratings	Value (Note 2)
	Diversified Financial Services (continued)
$500,000	Household Finance Corp.
	8.00%, 07/15/10	A1	$576,932
425,000	J. Paul Getty Trust
	5.88%, 10/01/33	Aaa	479,318
110,870	Jones (Edward D.) & Co., LP (a) (b)
	7.95%, 04/15/06	NR	114,037
500,000	Lehman Brothers Holdings, Inc.
	4.00%, 01/22/08	A1	498,212
605,000	MBNA Corp., MTN
	4.63%, 08/03/09	Baa1	613,615
350,000	MBNA Corp., MTN
	6.25%, 01/17/07	Baa2	361,132
85,000	MBNA Corp., MTN
	7.50%, 03/15/12	Baa2	99,076
1,630,000	Morgan Stanley
	4.75%, 04/01/14	A1	1,605,825
495,000	Morgan Stanley
	6.60%, 04/01/12	Aa3	550,342
550,000	Pitney Bowes Credit Corp.
	8.55%, 09/15/09	Aa3	638,593
500,000	Toyota Motor Credit Corp.
	5.50%, 12/15/08	Aaa	521,761

			12,836,199

	Electric - 5.6%
550,000	AmerenEnergy Generating
	7.75%, 11/01/05	A3	556,925
505,000	Centerpoint Energy, Inc.
	5.88%, 06/01/08	Ba2	522,729
375,000	Consolidated Edison Co. of New York
	4.70%, 06/15/09	A1	381,573
425,000	Detroit Edison Co.
	6.13%, 10/01/10	A3	458,673
563,466	East Coast Power LLC
	7.07%, 03/31/12	Baa3	576,894
250,000	Entergy Gulf States, Inc.
	3.60%, 06/01/08	Baa3	244,735
450,000	FirstEnergy Corp.
	6.45%, 11/15/11	Baa3	491,682
500,000	FirstEnergy Corp.
	7.38%, 11/15/31	Baa3	611,189
225,000	Florida Power & Light
	6.88%, 12/01/05	Aa3	227,822
450,000	Pacific Gas & Electric Co.
	6.05%, 03/01/34	Baa1	495,940
450,000	TXU Energy Co.
	7.00%, 03/15/13	Baa2	501,854

			5,070,016

	Environmental Control - 1.1%
450,000	Allied Waste North America (c)
	6.50%, 11/15/10	B2	443,250
500,000	Allied Waste North America
	8.50%, 12/01/08	B2	524,375

			967,625

	Food - 4.7%
1,500,000	Delhaize America, Inc.
	8.13%, 04/15/11	Ba1	1,682,376
$296,000	General Mills, Inc.
	6.00%, 02/15/12	Baa2	$321,801
470,000	Kroger Co.
	5.50%, 02/01/13	Baa2	488,454
350,000	Kroger Co.
	6.38%, 03/01/08	Baa2	366,809
450,000	Safeway, Inc.
	6.50%, 03/01/11	Baa2	486,368
830,000	Unilever Capital Corp.
	5.90%, 11/15/32	A1	924,803

			4,270,611

	Forest Products & Paper - 1.7%
1,000,000	Georgia-Pacific Group
	7.25%, 06/01/28	Ba3	1,070,000
500,000	International Paper Co.
	5.50%, 01/15/14	Baa2	510,561

			1,580,561

	Health Care-Products - 0.2%
120,000	Johnson & Johnson
	6.73%, 11/15/23	Aaa	149,391

	Health Care-Services - 0.3%
300,000	UnitedHealth Group, Inc.
	7.50%, 11/15/05	A2	303,391

	Home Builders - 1.7%
920,000	D.R. Horton, Inc.
	5.00%, 01/15/09	Ba1	920,516
500,000	Pulte Homes, Inc.
	8.13%, 03/01/11	Baa3	581,227

			1,501,743

	Lodging - 1.0%
500,000	Harrah’s Operating Co., Inc.
	7.13%, 06/01/07	Baa3	524,735
350,000	Park Place Entertainment Corp.
	8.13%, 05/15/11	Ba1	402,500

			927,235

	Media - 5.8%
400,000	AOL Time Warner, Inc.
	6.15%, 05/01/07	Baa1	413,888
550,000	AOL Time Warner, Inc.
	6.88%, 05/01/12	Baa1	620,632
270,000	Belo Corp.
	8.00%, 11/01/08	Baa3	293,394
900,000	Clear Channel Communications, Inc.
	5.50%, 12/15/16	Baa3	831,929
450,000	Continental Cablevision, Inc.
	8.30%, 05/15/06	Baa2	466,472
505,000	Cox Communications, Inc.
	7.13%, 10/01/12	Baa3	566,318
700,000	Echostar DBS Corp.
	5.75%, 10/01/08	Ba3	695,625
500,000	News America Holdings, Inc.
	7.38%, 10/17/08	Baa3	542,323
300,000	Time Warner Cos., Inc.
	7.57%, 02/01/24	Baa1	366,527

See Notes to Financial Statements.

F-3

ALLMERICA SECURITIES TRUST

PORTFOLIO OF INVESTMENTS, Continued • June 30, 2005 (Unaudited)

Par Value		Moody’s Ratings	Value (Note 2)
	Media (continued)
$450,000	Time Warner Entertainment Co.
	7.25%, 09/01/08	Baa1	$487,363

			5,284,471

	Metal Fabricate & Hardware - 1.1%
1,000,000	Precision Castparts Corp.
	5.60%, 12/15/13	Baa3	1,038,084

	Office & Business Equipment - 0.8%
750,000	Pitney Bowes, Inc.
	4.75%, 05/15/18	Aa3	750,674

	Oil & Gas - 7.2%
900,000	Atmos Energy Corp.
	4.00%, 10/15/09	Baa3	880,505
375,000	Burlington Resources Finance Co.
	7.40%, 12/01/31	Baa1	473,594
580,000	Conoco Funding Co.
	5.45%, 10/15/06	A3	590,461
500,000	Conoco Funding Co.
	7.25%, 10/15/31	A3	656,363
450,000	Devon Financing Corp.
	6.88%, 09/30/11	Baa2	503,535
450,000	Devon Financing Corp.
	7.88%, 09/30/31	Baa2	585,316
920,000	Pioneer Natural Resources Co.
	5.88%, 07/15/16	Baa3	927,781
600,000	Texaco Capital, Inc.
	8.25%, 10/01/06	Aa3	627,434
780,000	Valero Energy Corp.
	4.75%, 06/15/13	Baa3	772,266
400,000	XTO Energy, Inc.
	7.50%, 04/15/12	Baa3	460,058

			6,477,313

	Packaging & Containers - 3.9%
750,000	Illinois Tool Works, Inc.
	6.88%, 11/15/08	Aa3	816,578
1,750,000	Packaging Corp. of America
	5.75%, 08/01/13	Ba1	1,749,914
970,000	Sealed Air Corp. (d)
	5.63%, 07/15/13	Baa3	996,753

			3,563,245

	Pharmaceuticals - 2.4%
750,000	Lilly (Eli) & Co.
	7.13%, 06/01/25	Aa3	958,054
710,000	Medco Health Solutions, Inc.
	7.25%, 08/15/13	Ba1	799,245
330,000	Zeneca Wilmington
	7.00%, 11/15/23	Aa2	416,969

			2,174,268

	Pipelines - 1.1%
500,000	Duke Energy Field Services Corp.
	7.50%, 08/16/05	Baa2	501,965
500,000	Magellan Midstream Partners
	5.65%, 10/05/16	Ba1	516,812

			1,018,777

	Retail - 3.1%
$595,000	Home Depot, Inc.
	3.75%, 09/15/09	Aa3	$588,381
500,000	J.C. Penney Co., Inc.
	7.38%, 08/15/08	Ba1	537,500
900,000	J.C. Penney Co., Inc.
	7.95%, 04/01/17	Ba1	1,037,250
450,000	Wal-Mart Stores, Inc.
	7.55%, 02/15/30	Aa2	613,831

			2,776,962

	Savings & Loans - 1.0%
455,000	Washington Mutual Bank FA
	5.50%, 01/15/13	A3	476,480
450,000	Washington Mutual, Inc.
	4.38%, 01/15/08	A3	451,264

			927,744

	Telecommunications - 3.2%
500,000	BellSouth Corp.
	6.88%, 10/15/31	A2	591,842
500,000	Nextel Communications, Inc.
	5.95%, 03/15/14	Ba3	519,375
400,000	SBC Communications, Inc.
	5.10%, 09/15/14	A2	408,985
680,000	Sprint Capital Corp.
	6.13%, 11/15/08	Baa3	716,380
120,000	Sprint Capital Corp.
	6.88%, 11/15/28	Baa3	137,746
450,000	Verizon Florida, Inc.
	6.13%, 01/15/13	A1	482,468

			2,856,796

	Transportation - 2.9%
900,000	CSX Transportation, Inc.
	6.30%, 03/15/12	Baa2	985,818
189,000	CSX Transportation, Inc.
	9.75%, 06/15/20	Baa2	273,330
261,000	Norfolk Southern Corp.
	9.75%, 06/15/20	Baa1	379,346
255,000	Union Pacific Corp.
	5.38%, 06/01/33	Baa2	257,384
380,000	Union Pacific Corp.
	6.50%, 04/15/12	Baa2	421,322
250,000	Union Pacific Corp.
	6.63%, 02/01/08	Baa2	264,168

			2,581,368

	Total Corporate Notes and Bonds		71,284,720

	(Cost $69,073,775)

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (h) - 4.8%

1,000,000	American Airlines, Inc., Pass-Through Trust, Series 1991 - C2
	9.73%, 09/29/14	Caa2	690,930
780,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2002-PBW1, Class A2
	4.72%, 11/11/35	Aaa	792,267

See Notes to Financial Statements.

F-4

ALLMERICA SECURITIES TRUST

PORTFOLIO OF INVESTMENTS, Continued • June 30, 2005 (Unaudited)

Par Value		Moody’s Ratings	Value (Note 2)
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (h) (continued)
$250,000	Bear Stearns Mortgage Securities, Inc., Series 1999-WF2, Class A2, CMO
	7.08%, 07/15/31	Aaa	$273,651
150,000	Capital One Auto Finance Trust, Series 2003-A, Class A4A
	2.47%, 01/15/10	Aaa	147,509
300,000	Citibank Credit Card Issuance Trust, Series 2000-A3, CMO
	6.88%, 11/16/09	Aaa	319,645
710,000	General Electric Capital Commercial Mortgage Corp., Series 2002-1A, Class A3, CMO
	6.27%, 12/10/35	Aaa	783,812
500,000	GS Mortgage Securities Corp. II, Series 1997-GL, Class A2D, CMO
	6.94%, 07/13/30	Aaa	523,709
750,000	Morgan Stanley Dean Witter Capital I, Series 2003-T0P9, Class A2, CMO (e)
	4.74%, 11/13/36	AAA	762,736

	Total Asset-Backed and Mortgage-Backed Securities		4,294,259

	(Cost $4,593,993)

FOREIGN GOVERNMENT OBLIGATIONS (i) - 2.3%

450,000	Province of British Columbia
	5.38%, 10/29/08	Aa1	471,533
550,000	Province of Manitoba
	4.25%, 11/20/06	Aa2	553,119
500,000	Province of Quebec
	6.13%, 01/22/11	A1	546,071
450,000	Province of Quebec
	7.00%, 01/30/07	A1	470,762

	Total Foreign Government Obligations		2,041,485

	(Cost $1,965,188)
FOREIGN BONDS (i) - 10.6%
500,000	Alberta Energy Co., Ltd.
	7.38%, 11/01/31	Baa2	629,607
700,000	British Sky Broadcasting Group, Plc
	7.30%, 10/15/06	Baa2	727,089
450,000	British Telecom, Plc (f)
	8.38%, 12/15/10	Baa1	532,794
300,000	Calpine Canada Energy Finance (c)
	8.50%, 05/01/08	Caa3	216,000
355,000	Canadian Pacific Ltd.
	9.45%, 08/01/21	Baa2	522,012
450,000	Canadian Pacific Railroad
	5.75%, 03/15/33	Baa2	488,232
450,000	Diageo Capital, Plc
	3.50%, 11/19/07	A2	443,917
890,000	Domtar, Inc.
	5.38%, 12/01/13	Ba2	820,797
$450,000	Norske Skog Canada, Ltd.
	7.38%, 03/01/14	Ba3	$441,000
790,000	Royal Bank of Scotland Group, Plc
	4.70%, 07/03/18	Aa3	781,628
1,000,000	St. George Bank, Ltd., Yankee Debenture (d)
	7.15%, 10/15/05	A3	1,007,806
435,000	Stora Enso Oyj
	7.38%, 05/15/11	Baa1	492,241
500,000	Telus Corp.
	7.50%, 06/01/07	Baa2	528,950
460,000	Tembec Industries, Inc. (c)
	8.50%, 02/01/11	B3	355,350
490,000	Tyco International Group S.A.
	6.38%, 10/15/11	Baa3	538,169
450,000	Tyco International Group S.A.
	6.88%, 01/15/29	Baa3	537,137
500,000	Vodafone Group, Plc
	6.25%, 11/30/32	A2	570,671

	Total Foreign Bonds		9,633,400

	(Cost $9,352,636)

Shares
INVESTMENT COMPANY - 0.0%
14,282	Marshall Money Market Fund	NR	14,282

	Total Investment Company		14,282

	(Cost $14,282)

Par Value
SHORT TERM INVESTMENTS (g)(j) - 1.2%
$19,866	Bank of America
	3.27%, 07/18/05	NR	19,866
15,893	Barclays
	3.16%, 07/14/05	NR	15,893
21,477	Barclays
	3.25%, 07/26/05	NR	21,477
39,732	Calyon
	3.25%, 08/04/05	NR	39,732
19,866	Clipper Receivables Corp.
	3.19%, 07/14/05	NR	19,866
19,866	Compass Securitization
	3.16%, 07/11/05	NR	19,866
39,732	Credit Suisse First Boston Corporation
	3.15%, 09/09/05	NR	39,732
32,688	Credit Suisse First Boston Corporation
	3.20%, 07/18/05	NR	32,688
158,929	Credit Suisse First Boston Corporation Repurchase Agreement dated June 30, 2005, at 3.48%, due July 1, 2005 with a Maturity Amount of $158,944, collateralized by various corporate obligations with aggregate market value of $149,081	NR	158,929

See Notes to Financial Statements.

F-5

ALLMERICA SECURITIES TRUST

PORTFOLIO OF INVESTMENTS, Continued • June 30, 2005 (Unaudited)

Par Value		Moody’’s Ratings	Value (Note 2)
SHORT TERM INVESTMENTS (g)(j) (continued)
$23,839	Dexia Group
	3.24%, 07/21/05	NR	$23,839
19,866	First Tennessee National Corporation
	3.22%, 08/09/05	NR	19,866
19,867	Fortis Bank
	3.11%, 07/05/05	NR	19,867
20,304	Goldman Sachs Group, Inc.
	3.32%, 12/28/05	NR	20,304
19,866	Goldman Sachs Group, Inc.
	3.33%, 08/05/05	NR	19,866
230,011	Goldman Sachs Group, Inc. Repurchase Agreement dated June 30, 2005, at 3.48%, due July 1, 2005 with a Maturity Amount of $230,033, collateralized by various corporate obligations with aggregate market value of $234,276	NR	230,011
19,866	Grampian Funding LLC
	3.28%, 07/13/05	NR	19,866
14,446	Greyhawk Funding
	3.31%, 08/09/05	NR	14,446
19,866	HBOS Halifax Bank of Scotland
	3.15%, 08/08/05	NR	19,866
19,866	HSBC Banking/Holdings Plc
	3.25%, 08/05/05	NR	19,866
19,866	JP Morgan Chase & Co.
	3.20%, 07/20/05	NR	19,866
39,732	Jupiter Securitization Corp.
	3.21%, 07/15/05	NR	39,732
40,020	Lehman Brothers, Inc. Triparty Repurchase Agreement dated June 30, 2005, at 3.48%, due July 1, 2005 with a Maturity Amount of $40,023, collateralized by various corporate obligations with aggregate market value of $40,820	NR	40,020
19,866	Merrill Lynch & Co. Repurchase Agreement dated June 30, 2005, at 3.48%, due July 1, 2005, with a Maturity Amount of $19,868, collateralized by various corporate obligations with aggregate market value of $20,361	NR	19,866
19,866	Nordea Bank of Finland Plc (NY Branch)
	3.17%, 08/09/05	NR	19,866
23,783	Park Avenue Receivables Corp.
	3.30%, 07/14/05	NR	23,783
25,660	Prefco
	3.28%, 07/08/05	NR	25,660
23,839	Rabobank Nederland
	3.25%, 08/08/05	NR	23,839
19,866	Societe Generale
	3.24%, 08/09/05	NR	19,866
$16,401	The Bank of the West
	3.27%, 07/27/05	NR	$16,401
17,635	Toronto Dominion Bank
	3.25%, 08/02/05	NR	17,635
23,420	Wells Fargo
	3.27%, 08/01/05	NR	23,420

	Total Short Term Investments		1,065,800

	(Cost $1,065,800)
Total Investments - 99.8%			90,334,369

(Cost $ 87,998,734)
Net Other Assets and Liabilities - 0.2%			214,857

Total Net Assets - 100.0%			$90,549,226

(a)	Restricted Security - Represents ownership in a private placement investment which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. At June 30, 2005, these securities amounted to $114,037 or 0.1% of net assets.

(b)	Security is valued by management (Note 2).

(c)	All or a portion of this security is out on loan at period end.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, to qualified institutional buyers. At June 30, 2005, these securities amounted to $2,004,559 or 2.2% of net assets.

(e)	Standard & Poor’s (S&P) credit ratings are used in the absence of a rating by Moody’s Investors, Inc.

(f)	Debt obligation initially issued in coupon form which converts to a higher coupon form at a specified date and rate. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.

(g)	Investments made with cash collateral received from securities on loan.

(h)	Pass Through Certificates.

(i)	U.S. currency denominated.

(j)	Effective yield at time of purchase, except repurchase agreements.

CMO	Collateralized Mortgage Obligation (Pay Through Certificate)

MTN	Medium Term Note

Major Class Concentration of Investments as a Percentage of Net Assets:

Corporate Notes And Bonds	78.7%
Foreign Bonds	10.6
Asset-Backed And Mortgage-Backed Securities	4.8
Foreign Government Obligations	2.3
U.S. Government Obligations	2.0
Short Term Investments	1.2
U.S. Government Agency Mortgage-Backed Obligation	0.2
Investment Company	0.0
Net Other Assets and Liabilities	0.2

Total	100.0%

See Notes to Financial Statements.

F-6

ALLMERICA SECURITIES TRUST

PORTFOLIO OF INVESTMENTS, Continued • June 30, 2005 (Unaudited)

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At June 30, 2005, the aggregate cost of investment securities for tax purposes was $88,832,795. Net unrealized appreciation (depreciation) aggregated $1,501,574, of which $2,559,493 related to appreciated investment securities and $(1,057,919) related to depreciated investment securities.

OTHER INFORMATION

For the six months ended June 30, 2005, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $6,766,915 and $6,117,209 of non-governmental issuers, respectively, and $2,956,812 and $1,748,179 of U.S. Government and Agency issuers, respectively.

The composition of ratings of both long-term and short-term debt holdings as a percentage of total value of investments in securities is as follows:

Moody’s Rating

Aaa	5.6%
Aa	20.4%
A	20.2%
Baa	34.0%
Ba	13.0%
B	1.5%
Caa	1.0%
NR (Not Rated)	3.5%

99.2%

S&P Ratings

AAA	0.8%

See Notes to Financial Statements.

F-7

ALLMERICA SECURITIES TRUST

STATEMENT OF ASSETS AND LIABILITIES • June 30, 2005 (Unaudited)

ASSETS:
Investments:
Investments at cost	$87,998,734
Net unrealized appreciation	2,335,635

Total investments at value†	90,334,369
Cash	43,403
Interest receivable	1,340,332

Total Assets	91,718,104

LIABILITIES:
Collateral for securities loaned	1,065,800
Management fee payable	32,536
Trustees’ fees and expenses payable	6,913
Accrued expenses and other payables	63,629

Total Liabilities	1,168,878

NET ASSETS	$90,549,226

NET ASSETS consist of:
Par Value	$8,592,306
Paid-in capital	88,089,385
Distribution in excess of net investment income	(960,788)
Accumulated net realized loss	(7,507,312)
Net unrealized appreciation	2,335,635

TOTAL NET ASSETS	$90,549,226

Shares of beneficial interest outstanding (10,000,000 authorized shares with par value of $ 1.00)	8,592,306

NET ASSET VALUE
Per share	$10.538

MARKET VALUE (closing price on New York Stock Exchange)
Per share	$9.33

†Total value of securities on loan	$1,014,600

See Notes to Financial Statements.

F-8

ALLMERICA SECURITIES TRUST

STATEMENT OF OPERATIONS • For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Interest	$2,439,852
Securities lending income	4,285

Total investment income	2,444,137

EXPENSES
Management fees	199,311
Custodian and Fund accounting fees	39,063
Transfer agent fees	39,930
Legal fees	5,504
Audit fees	15,377
Trustees’ fees and expenses	11,322
Reports to shareholders	4,934
New York Stock Exchange fees	12,392
Miscellaneous	332

Total expenses	328,165

NET INVESTMENT INCOME	2,115,972

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments sold	(27,795)
Net change in unrealized appreciation (depreciation) of investments	(209,002)

NET REALIZED LOSS ON INVESTMENTS	(236,797)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,879,175

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
NET ASSETS at beginning of period	$90,989,974	$91,458,225

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	2,115,972	4,275,738
Net realized loss on investments sold	(27,795)	(65,308)
Net change in unrealized appreciation (depreciation) of investments	(209,002)	25,606

Net increase in net assets resulting from operations	1,879,175	4,236,036

Distributions to shareholders from net investment income	(2,319,923)	(4,704,287)

Total decrease in net assets	(440,748)	(468,251)

NET ASSETS at end of period	$90,549,226	$90,989,974

Distribution in excess of net investment income	$(960,788)	$(756,837)

See Notes to Financial Statements.

F-9

ALLMERICA SECURITIES TRUST

FINANCIAL HIGHLIGHTS - For a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2005 (Unaudited)		Year ended December 31,
			2004	2003	2002	2001(1)	2000
Net Asset Value, beginning of period	$10.590		$10.644	$10.572	$10.565	$10.866	$10.958

Income from Investment Operations:
Net investment income	0.246		0.498	0.486	0.565	0.673 (2)	0.802
Net realized and unrealized gain (loss) on investments	(0.028)		(0.004)	0.151	0.027	(0.209)	(0.084)

Total from investment operations	0.218		0.494	0.637	0.592	0.464	0.718

Less Distributions:
Dividends from net investment income	(0.270)		(0.548)	(0.565)	(0.585)	(0.729)	(0.800)
Distributions from net realized capital gains	—		—	—	—	—	(0.010)
Return of capital	—		—	—	—	(0.036)	—

Total distributions	(0.270)		(0.548)	(0.565)	(0.585)	(0.765)	(0.810)

Net increase (decrease) in net asset value	(0.052)		(0.054)	0.072	0.007	(0.301)	(0.092)

Net Asset Value, end of period	$10.538		$10.590	$10.644	$10.572	$10.565	$10.866

Market Value, end of period	$9.33		$9.74	$9.75	$9.45	$9.83	$10.00

Total Return on Market Value, end of period	2.39	%**	5.93%	9.38%	2.11%	6.00%	23.76%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$90,549		$90,990	$91,458	$90,834	$90,774	$93,362
Ratios to average net assets:
Net investment income	4.73	%*	4.70%	4.56%	5.38%	6.23%	7.38%
Operating expenses	0.73	%*	0.76%	0.68%	0.86%	0.79%	0.74%
Management fee	0.45	%*	0.45%	0.44%	0.45%	0.50%	0.50%
Portfolio turnover rate	9	%**	32%	98%	79%	128%	58%

*	Annualized.

**	Not Annualized.

(1)	Effective January 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and is amortizing premium and market discount on debt securities using the daily effective yield method. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.022, an increase in net realized and unrealized gains and losses per share of $0.022 and a decrease in the ratio of net investment income to average net assets from 6.36% to 6.23%. Per share data and ratio/supplemental data for the period prior to January 1, 2001 have not been restated to reflect this change in presentation.

(2)	Computed using average shares throughout the period.

See Notes to Financial Statements.

F-10

ALLMERICA SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. ORGANIZATION

Allmerica Securities Trust (the “Trust”) was organized as a Massachusetts business trust on June 30, 1986, and is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation: Corporate debt securities and debt securities of the U.S. Government and its agencies (other than short-term investments) are valued using an independent pricing service approved by the Board of Trustees which utilizes market quotations and transactions, quotations from dealers and various relationships among securities in determining value. If not valued by a pricing service, such securities are valued at prices obtained from independent brokers. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short-term investments that mature in 60 days or less are valued at amortized cost. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in other investment companies are valued at net asset value.

At June 30, 2005, one security with a value of $114,037 or 0.1% of net assets was valued by management under the direction of the Board of Trustees.

Security Transactions and Investment Income: Security transactions are recorded as of the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income, including amortization of premium and accretion of discount on securities, is accrued daily. Income distributions earned by the Trust from investments in certain investment companies are recorded as interest income in the accompanying financial statements.

Federal Taxes: The Trust intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Trust will not be subject to Federal income taxes to the extent it distributes all of its taxable income and net realized gains, if any, for its fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Trust will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required.

Distributions to Shareholders: Dividends to shareholders resulting from net investment income are recorded on the ex-dividend date and paid quarterly. Net realized capital gains, if any, are distributed at least annually. Income and capital gains distributions are determined in accordance with income tax regulations. Differences between book basis and tax basis amounts are primarily due to differing book and tax treatments in both the timing of the recognition of gains or losses, including “Post-October Losses,” paydown gains/losses on certain securities, and differing treatments for the amortization of premium and market discount. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income for the purpose of calculating net investment income per share in the Financial Highlights.

F-11

ALLMERICA SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Securities Lending: The Trust, using Investors Bank & Trust Company (“IBT”) as its lending agent, may loan securities to brokers and dealers in exchange for negotiated lenders’ fees. These fees are disclosed as “Securities lending income” in the Statement of Operations. The Trust receives collateral against the loaned securities which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. Collateral received is generally cash, and is invested in short-term investments. Lending portfolio securities involves possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the counterparty (borrower) not meet its obligations under the terms of the loan. Information regarding the securities loaned and the collateral held at period end is included in footnotes at the end of the Trust’s portfolio of investments.

Expenses: Most expenses of the Trust can be directly attributable to the Trust. Expenses which cannot be directly attributable to the Trust are allocated based upon relative net assets among the Trust and one other affiliated registered investment company, Allmerica Investment Trust (comprised of nine separate portfolios).

Repurchase Agreements: The Trust may engage in repurchase agreement transactions with institutions that the Investment Manager has determined are creditworthy pursuant to guidelines established by the Trust’s Board of Trustees. The Trust requires that the securities purchased in a repurchase agreement transaction be transferred to the Trust’s Custodian in a manner that is intended to enable the Trust to obtain those securities in the event of a counterparty default. The Investment Manager monitors the value of the securities, including accrued interest, daily to ensure that the value of the collateral equals or exceeds amounts due under the repurchase agreement. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Trust’s ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights.

3. INVESTMENT MANAGEMENT AND OTHER RELATED PARTY TRANSACTIONS

Opus Investment Management, Inc. (“Opus”), a direct, wholly-owned subsidiary of Allmerica Financial Corporation (“Allmerica Financial”) serves as Investment Manager to the Trust. For these services, the Trust pays Opus an aggregate monthly compensation at the annual rate of (a) 3/10 of 1% of average net assets plus (b) 2-1/2% of the amount of interest income excluding amortization of premium and accretion of discount.

To the extent that normal operating expenses of the Trust, excluding taxes, interest, brokerage commissions and extraordinary expenses, but including the investment management fee, exceed 1.50% of the first $30,000,000 of the Trust’s average weekly net assets, and 1.00% of any excess of such value over $30,000,000, Opus will bear such excess expenses.

IBT performs fund administration, custodian, and fund accounting services for the Trust. IBT is entitled to receive a fee for these services, in addition to certain out-of-pocket expenses. Opus is solely responsible for the payment of the administration fee and the Trust pays the fees for the fund accounting and custodian services to IBT.

The Trust pays no salaries or compensation to any of its officers. Trustees who are not directors, officers or employees of the Trust or the Investment Manager are reimbursed for their travel expenses in attending meetings of the Trustees and receive fees for their services. Such amounts are paid by the Trust.

4. SHARES OF BENEFICIAL INTEREST

There are 10,000,000 shares of $1.00 par value common stock authorized. At June 30, 2005, First Allmerica Financial Life Insurance Company, an indirect, wholly-owned subsidiary of Allmerica Financial, the Trustees and the officers of the Trust owned in the aggregate 134,062 shares of beneficial interest.

F-12

ALLMERICA SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5. RESTRICTED SECURITIES

At June 30, 2005, the Trust owned the following restricted security constituting 0.1% of net assets, which may not be publicly sold without registration under the Securities Act of 1933. The Trust would bear the registration costs in connection with the disposition of restricted securities held in the portfolio. The Trust does not have the right to demand that such securities be registered. The disposal of restricted securities may involve time-consuming negotiations and expense; a prompt sale at an acceptable price may be difficult. The value of restricted securities is determined by valuations supplied by a pricing service or brokers or, if not available, in good faith by or at the direction of the Board of Trustees. Additional information on the restricted security is as follows:

Issuer	Date of Acquisition	Par Amount	Cost at Acquisition	Value
Jones (Edward D.) & Co., LP	05/06/94	$110,870	$110,870	$114,037

F-13

ALLMERICA SECURITIES TRUST

OTHER INFORMATION

SHAREHOLDER VOTING RESULTS: (Unaudited)

The annual meeting of the Trust’s shareholders was held on April 20, 2005 at which shareholders approved one proposal. The voting results were as follows:

Proposal	To elect as Trustees the following eight nominees, each to serve until the next Annual Meeting of Shareholders and until his or her successor is duly elected and qualified.

		Shares For	Shares Withheld	Total
P. Kevin Condron:	Number of Votes Cast:	6,493,997	411,626	6,905,623
	Percentage of Votes Cast:	94.04%	5.96%	100.00%

Jocelyn S. Davis:	Number of Votes Cast:	6,471,650	433,973	6,905,623
	Percentage of Votes Cast:	93.72%	6.28%	100.00%

Cynthia A. Hargadon:	Number of Votes Cast:	6,493,997	411,626	6,905,623
	Percentage of Votes Cast:	94.04%	5.96%	100.00%

Gordon Holmes:	Number of Votes Cast:	6,494,296	411,327	6,905,623
	Percentage of Votes Cast:	94.04%	5.96%	100.00%

John P. Kavanaugh:	Number of Votes Cast:	6,490,993	414,630	6,905,623
	Percentage of Votes Cast:	94.00%	6.00%	100.00%

Attiat F. Ott:	Number of Votes Cast:	6,490,585	415,038	6,905,623
	Percentage of Votes Cast:	93.99%	6.01%	100.00%

Edward J. Parry III:	Number of Votes Cast:	6,485,940	419,683	6,905,623
	Percentage of Votes Cast:	93.92%	6.08%	100.00%

Ranne P. Warner:	Number of Votes Cast:	6,493,997	411,626	6,905,623
	Percentage of Votes Cast:	94.04%	5.96%	100.00%

F-14

ALLMERICA SECURITIES TRUST

REGULATORY DISCLOSURES (Unaudited)

The performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report is authorized for distribution to existing shareholders of Allmerica Securities Trust (the “Trust”).

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

During the most recent 12-month period ended June 30, the Trust did not vote proxies relating to its portfolio securities because the Trust invests exclusively in non-voting securities.

The Trust has submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Trust’s principal executive officer certified that he was not aware of any violation by the Trust of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Trust’s principal executive and principal financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Trust’s disclosure controls and procedures and internal control over financial reporting, as applicable.

SHAREHOLDER INFORMATION (Unaudited)

Automatic Dividend Investment Plan: As a shareholder, you may participate in the Trust’s Automatic Dividend Investment Plan. Under the plan, dividends and other distributions are automatically invested in additional full and fractional shares of the Trust to be held on deposit in your account. Such dividends and other distributions are invested at the net asset value if lower than market price plus brokerage commission or, if higher, at the market price plus brokerage commission. You will receive a statement after each payment date for a dividend or other distribution that will show the details of the transaction and the status of your account. You may terminate or rejoin at any time.

Cash Investment Plan: The cash investment plan provides a systematic, convenient and inexpensive means to increase your investment in the Trust by putting your cash to work. The plan permits you to invest amounts ranging from $25 to $1,000 in any one month to purchase additional shares of the Trust. Regular monthly investment is not required.

Your funds are consolidated with funds of other participants to purchase shares. Shares are purchased in bulk and you realize the commission savings. You pay only a service charge of $1.00 per transaction and your proportionate share of the brokerage commission.

Your account will be credited with full and fractional shares purchased. Following each investment, you will receive a statement showing the details of the transaction and the current status of the account. The plan is voluntary and you may terminate at any time.

Investment Manager: Opus Investment Management, Inc.

Portfolio Manager: Ann K. Tripp

Investment Objectives: The Trust’s primary investment objective is to provide a high rate of current income, with capital appreciation as a secondary objective.

(There is no guarantee that the Trust will achieve its investment objectives and an investor in the Trust could lose money.)

Principal Investment Policies: The Trust seeks to achieve its objectives by investing in various types of fixed income securities with an emphasis on corporate debt obligations. Examples of the types of securities in which the Trust invests are corporate bonds, notes and debentures; mortgage-backed and asset-backed securities; obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; and money market instruments. The Trust may invest up to

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ALLMERICA SECURITIES TRUST

30% of its assets in high yield securities or “junk bonds” rated below investment grade but at least B- or higher by Moody’s Investors Services or Standard & Poor’s Rating Services or similar rating organizations, and in unrated securities determined by the Investment Manager to be of comparable quality. The Trust may invest up to 25% of its assets in U.S. dollar denominated foreign debt securities. The Trust may invest in securities with relatively long maturities as well as securities with shorter maturities.

Securities issued by some U.S. Government-sponsored entities, such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae), are not backed by the full faith and credit of the U.S. Government. No assurances can be given that the U.S. Government would provide financial support to a U.S. Government-sponsored instrumentality if not obligated to do so.

Principal Risks of investing in the Trust:

•	Company Risk means that investments in a company often fluctuate based on factors such as earnings, changes in management or products or potential for takeovers or acquisition.

•	Credit Risk is the risk that a fixed income security will not be able to pay interest and principal. “Junk bonds,” for example, have a high level of credit risk.

•	Foreign Investment Risk involve risks relating to political, social and economic developments abroad.

•	Interest Rate Risk means that, when interest rates rise, the prices of fixed income securities will generally fall and, when interest rates fall, the prices of fixed income securities will generally rise.

•	Investment Management Risk is the risk that a fund does not achieve its investment objective despite the investment strategies used by the Investment Manager.

•	Liquidity Risk is the risk that the Trust will not be able to sell a security at a reasonable price because the security is not traded on a regular basis.

•	Market Risk is the risk that the price of a security will fall due to changes in economic, political or market conditions.

•	Prepayment Risk means that the Trust may lose future interest income when a decline in interest rates causes homeowners to prepay their mortgage loans.

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ALLMERICA SECURITIES TRUST

BOARD REVIEW OF ADVISORY ARRANGEMENTS (Unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees of Allmerica Securities Trust (“AST”), voting separately, annually approve the continuation of your fund’s management agreement with Opus Investment Management, Inc. (“OIM”). The Trustees consider matters bearing on AST and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, AST’s Fund Operations Committee, which is composed entirely of independent Trustees, met on April 7, 2005, and the full Board of Trustees met on May 10, 2005, for the specific purpose of considering whether to approve the continuation of AST’s management agreement. The independent Trustees were assisted in their evaluation by independent legal counsel, from whom they received separate legal advice and with whom they met separately from OIM during the contract review meetings.

In connection with their deliberations regarding the continuation of AST’s advisory arrangements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The management agreement for AST was considered separately, although the Trustees also took into account the common interests of all Funds managed by OIM and its affiliates in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory and administrative services performed by OIM under the existing advisory and other arrangements with OIM.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information on the investment performance of AST for various time periods ended December 31, 2004, and March 31, 2005; (ii) information provided by Lipper Inc. on the investment performance of a select group of funds with similar investment classifications and objectives as AST, as well as the investment performance of a select group of funds identified by objective criteria suggested by OIM; (iii) information provided by Lipper Inc. on AST’s management fees and total expenses and the management fees and total expenses of comparable funds in AST’s Lipper peer group; (iv) background information on personnel involved in the investment management and operations of AST; (v) the fall-out benefits, if any, that OIM may receive as a result of their work on behalf of AST; (vi) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for AST; (vii) information regarding OIM’s financial results and financial conditions, including their profitability from services performed for AST; and (viii) descriptions of various functions performed by OIM for AST, such as compliance monitoring and portfolio trading practices. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by OIM.

The Trustees’ conclusion as to the continuation of the advisory arrangements was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for AST are the result of years of review and discussion between the independent Trustees and OIM, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and OIM, the Trustees reviewed AST’s total return investment performance as well as the performance of its Lipper peer group of funds over the various time periods noted below:

	Average Annual Total Returns (Period ending December 31, 2004)
	One-year (%)	Three-years (%)	Five-years (%)
Allmerica Securities Trust	4.71	5.49	5.57
Lipper Closed End, BBB-Rated Corporate Debt Funds Average*	7.26	8.22	8.05

*	Lipper peer group category average excludes the performance of AST.

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ALLMERICA SECURITIES TRUST

BOARD REVIEW OF ADVISORY ARRANGEMENTS (Unaudited) (Continued)

The underperformance of AST relative to the Lipper category shown above was considered by the Trustees in the context of the universe of funds included by Lipper Inc. in this category. The varying investment objectives and policies of the funds included in the Lipper category make a direct comparison of peer performance for AST more difficult. In addition, since AST’s primary investment objective is to provide a high rate of current income to support dividend payments to shareholders, the investment strategies to support that objective might differ considerably from the strategies that support the investment objectives of the funds included in the Lipper category.

In the course of their deliberations, the Trustees took into account information provided by OIM in connection with the contract review meetings, as well as during investment review meetings conducted during the course of the year, as to the efforts of OIM relating to AST’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding AST’s advisory agreements, that they were satisfied with OIM’s responses and efforts relating to investment performance.

In assessing the reasonableness of AST’s advisory fee, the Trustees considered, among other information, AST’s management fee and the total expense ratio as a percentage of average net assets and the management fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and OIM. The Trustees also considered whether OIM is likely to benefit from any economies of scale in the management of AST in the event of growth in assets of the fund. The Trustees also considered information prepared by OIM relating to its costs and profits with respect to AST, as well as the methodologies used to determine and allocate its costs to AST and other accounts and products for purposes of estimating profitability.

After reviewing these factors and others described herein, the Trustees concluded, within the context of their overall conclusions regarding the advisory arrangements, that the management fees charged to AST represent reasonable compensation in light of the nature and quality of the services being provided by OIM.

In addition, the Trustees considered OIM’s resources and related efforts to continue to retain, attract and motivate capable personnel to serve the fund, as well as the financial resources of OIM and its parent, Allmerica Financial Corporation. The Trustees also considered the nature, quality, cost, and extent of administrative and distribution services provided to AST by OIM and its affiliates under agreements and plans other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services OIM performs or arranges for on AST’s behalf, including securities lending programs and OIM’s interaction with third-party service providers, principally AST’s custodian. The Trustees concluded that the various non-advisory services provided by OIM and its affiliates on behalf of AST were satisfactory.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that AST’s advisory arrangements with OIM should be continued for an additional one-year period, effective May 30, 2005.

F-18

THE ALLMERICA FINANCIAL COMPANIES

The Hanover Insurance Company • Citizens Insurance Company of America • Citizens Management Inc.

Allmerica Financial Alliance Insurance Company • Allmerica Financial Benefit Insurance Company • AMGRO, Inc.

Financial Profiles, Inc. • VeraVest Investments, Inc. • VeraVest Investment Advisors, Inc. • Opus Investment Management, Inc.

First Allmerica Financial Life Insurance Company • Allmerica Financial Life Insurance and Annuity Company (all states except NY)

440 Lincoln Street, Worcester, Massachusetts 01653

www.allmerica.com

SAR-AST (6/05)	05-0038

Item 2.	Code of Ethics

Not required for a semi-annual period.

Item 3.	Audit Committee Financial Expert

Not required for a semi-annual period.

Item 4.	Principal Accountant Fees and Services

Not required for a semi-annual period.

Item 5.	Audit Committee of Listed Registrants

Not required for a semi-annual period.

Item 6.	Schedule of Investments

The Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

Material changes to the procedures by which shareholders may recommend nominees to the Board of Trustees: Not Applicable

Item 11.	Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers have concluded that, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report on Form N-CSR, such disclosure controls and procedures provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons.

(b)	Changes to internal control over financial reporting: Not Applicable

Item 12.	Exhibits

(a)	(1)	Code of Ethics that applies to the registrant’s principal executive officer and principal financial/ principal accounting officer is attached as Exhibit 99.CODE.

	(2)	Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto as Exhibit 99.CERT.

(b)	A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.CERTB.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allmerica Securities Trust

By:	/s/ JOHN P. KAVANAUGH
John P. Kavanaugh
President and Chairman (Principal Executive Officer)

Date: August 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN P. KAVANAUGH
John P. Kavanaugh
President and Chairman (Principal Executive Officer)

Date: August 22, 2005

By:	/s/ PAUL S. BELLANY
Paul S. Bellany
Assistant Vice President and Treasurer ( Principal Financial Officer)

Date: August 22, 2005